Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect	51,908	10	51,908	10
Preferred Stock [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect	6,595	0	6,595	0
Series A warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect	6,130	0	6,130	0
Earnout shares [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect	10,100	0	10,100	0
Investor warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect	18,369	0	18,369	0
USARE LLC Class B Convertible warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect	0	2	0	2
Common Stock warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect	10,714	0	10,714	0
Incentive units [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect	0	8	0	8